PARENT COMPANY, OTHER SHAREHOLDERS, ASSOCIATES AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS - Schedule of Balances of Related Party Transactions (Details) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Related party transactions [abstract]
Other receivables	$ 3,660,994	$ 2,758,011
Accounts payable	(3,051,802)	(2,916,722)
Other liabilities – dividends payable	$ 0	$ (5,681,123)